Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Natixis Loomis Sayles Focused Growth ETF
(the “Fund”)
Effective immediately, the second paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary Prospectus and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
The Fund’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s portfolio manager also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be based on proprietary discount cash flow models). The Fund will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward‑to‑risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Subadviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Subadviser to assess an issuer’s location. The Subadviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.

Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Natixis Loomis Sayles Focused Growth ETF
(the “Fund”)
Effective immediately, the second paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary Prospectus and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
The Fund’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s portfolio manager also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be based on proprietary discount cash flow models). The Fund will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward‑to‑risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Subadviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Subadviser to assess an issuer’s location. The Subadviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.